Taxes Schedule of Deferred Taxes in the Balance Sheet (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
ASSETS
Asset subtotals	$ 7,202	$ 6,449
Liabilities [Abstract]
Liability subtotals	1,853	2,966
Prepaid Expenses and Other Current Assets [Member]
ASSETS
Prepaid expenses and other	0	728
Other assets and deferred charges
ASSETS
Other assets and deferred charges	1,504	1,033
Assets [Member]
ASSETS
Asset subtotals	1,504	1,761
Accrued liabilities
Liabilities [Abstract]
Accrued liabilities	0	56
Deferred income taxes and other
Liabilities [Abstract]
Deferred income taxes and other	3,357	4,671
Liabilities, Total [Member]
Liabilities [Abstract]
Liability subtotals	$ 3,357	$ 4,727